Starwood Mortgage Residential Trust 2022-5 ABS-15G

Exhibit 99.11

Exception Level

Run Date - 6/21/2022

Recovco Loan ID	Loan # 1	RedactedID	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXXXXXXXX	XXXXXX	438035073	Credit	Insurance	Resolved	Resolved	NNUCGU0JUE4-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline 14.1: Hazard Insurance (pg. XXX) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.		XX/XX/XXXX: The lender provided evidence of AM Best Rating A++.	XX/XX/XXXX: Resolved.	XX/XX/XXXX: Resolved.
XXXXXXXXX	XXXXXX	438035073	Credit	Guidelines	Active	2: Acceptable with Warnings	NNUCGU0JUE4-6AYWZTAE	Loan does not conform to program guidelines	* Loan does not conform to program guidelines (Lvl 2)	Per guidelines, copy of lease required for tenant occupied properties. Appraisal shows property is occupied. Copy of lease agreement missing from loan file.	XXXX Representative credit score exceeds the minimum required credit score of XXX by XXXXXX Points.
XX% LTV is below the maximum XX% LTV by XX%.
Borrower has owned subject investment property XXX.XX% years.
											0xXXX0 mortgage history for XX months.	XX/XX/XXXX XXXXXXXX acknowledged and request waiver	XX/XX/XXXX: Finding remains; Final Grade EV 2/B XX/XX/XXXX Finding remains; Final Grade Remains EV 2/B	XX/XX/XXXX: Finding remains; Final Grade EV 2/B XX/XX/XXXX Finding remains; Final Grade Remains EV 2/B
XXXXXXXXX	XXXXXX	438035074	Credit	Insurance	Resolved	Resolved	U0ED5JNF52P-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline 14.1: Hazard Insurance (pg. XXX) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.	XX% LTV is below the max XX% LTV by XX%.
XXXX representative credit score exceeds the minimum required credit score of XXX by XXXXXX points.
											DSCR ratio of 1.01 exceeds the minimum requirement of 0 by 101 points.	XX/XX/XXXX The Lender provided the AM Best Rating report for XXXX rated A++.	XX/XX/XXXX Resolved.	XX/XX/XXXX Resolved.
XXXXXXXXX	XXXXXX	438035075	Credit	Insurance	Resolved	Resolved	KBAFU3GVJIT-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the hazard insurance rating agency certification. Guideline 14.1 Hazard Insurance (pg. XXX) requires, "The subject property must be protected (including when vacant) against loss or damage from fire and other perils with a Homeowners/Master Casualty Policy, through a company, which has an acceptable rating to XXXXXXXX. XXXXXXXX will accept hazard insurance policies from a carrier rated: A.M. Best Company - “B” or better financial strength rating in Best’s Insurance Reports, Demotech, Inc. - “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings, Standard and Poor’s Inc. - “BBB” or better insurer financial strength rating in Standard and Poor’s Rating Direct Insurance Services." A copy of this required documentation must be obtained and uploaded to the file.	N/A - Document issue.	XX/XX/XXXX: The Lender provided the AM Best Ratings for allXXXXXXXX Insurance Companies which were all rated "A."	XX/XX/XXXX: Not cleared. The lender provided a copy of the hazard insurance. The exception requires evidence of the rating agency certification.
XX/XX/XXXX: Finding Resolved. The lender provided the AM Best Rating for allXXXXXXXX Insurance Companies, including XXXXXXXX, rated A.	XX/XX/XXXX: Not cleared. The lender provided a copy of the hazard insurance. The exception requires evidence of the rating agency certification.
														XX/XX/XXXX: Finding Resolved. The lender provided the AM Best Rating for allXXXXXXXX Insurance Companies, including XXXXXXXX, rated A.
XXXXXXXXX	XXXXXX	438035557	Compliance	Compliance	Resolved	Resolved	W0UAL0CZ31Y-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) The increase to the Loan Discount Fee Points $XXX on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within XXX business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).			XX/XX/XXXX Resolved: COC located in file.	XX/XX/XXXX Resolved: COC located in file.
XXXXXXXXX	XXXXXX	438035558	Compliance	Compliance	Resolved	Resolved	VGIAVXXKUQH-YF1S1X5R	TRID- Initial LE timing fail	* TRID- Initial LE timing fail (Lvl R)	The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within XXX days of the application date, XX/XX/XXXX. If a Loan Estimate was given within XXX days of the application, the defect can be resolved by providing such disclosure.	Due to a technical error, the Initial Loan Estimate sent on XX/XX/XXXX was dated XX/XX/XXXX. Attached is a copy of the complete disclosure package sent based on this tracking record on XX/XX/XXXX, which contains the technical error on the LE.
Please clear this condition.	XX/XX/XXXX Remains. The LE provided is dated XX/XX/XXXX. That is not within XXX days of the application date, XX/XX/XXXX. If a Loan Estimate was given within XXX days of the application, the defect can be resolved by providing such disclosure.

2/2/2022 Cleared. The documentation submitted along with statement provided due to a technical error, this fail has been resolved.	XX/XX/XXXX Remains. The LE provided is dated XX/XX/XXXX. That is not within XXX days of the application date, XX/XX/XXXX. If a Loan Estimate was given within XXX days of the application, the defect can be resolved by providing such disclosure.

														2/2/2022 Cleared. The documentation submitted along with statement provided due to a technical error, this fail has been resolved.
XXXXXXXXX	XXXXXX	438035558	Compliance	Compliance	Resolved	Resolved	VGIAVXXKUQH-AJUUGN04	ComplianceEase TRID Tolerance Test Failed	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) and This loan failed the charges that in total cannot increase more than XX% (XXX CFR §1026.19(e)(XXX)(ii)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.	Due to a technical error, the Initial Loan Estimate sent on XX/XX/XXXX was dated XX/XX/XXXX. Attached is a copy of the complete disclosure package sent based on this tracking record on XX/XX/XXXX, which contains the technical error on the LE.
												Please clear this condition.	XX/XX/XXXX Cleared. Initial LE discrepancy addressed, tolerance test updated accordingly.	XX/XX/XXXX Cleared. Initial LE discrepancy addressed, tolerance test updated accordingly.
XXXXXXXXX	XXXXXX	438035558	Valuation	Data Edit	Waived	Waived	VGIAVXXKUQH-715OT9CR	Per Appr prop in flood zone but flood certs = no	* Per Appr prop in flood zone but flood certs = no (Lvl W)	Flood cert in file shows the flood zone as XXX%00. Appraisal shows the flood zone a AE which would require flood insurance.		XXXXXXXXs elects to waive as seller	Client Wavier Applied	Client Wavier Applied
XXXXXXXXX	XXXXXX	438035559	Credit	Credit Worthiness	Resolved	Resolved	ZLBSVY0AO5Q-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	Lender to provide a XXX month mortgage/housing history for B1.			XX/XX/XXXX: Resolved. Received 1XX/XX/XXXX mortgage history via mortgage statement for subject property	XX/XX/XXXX: Resolved. Received 1XX/XX/XXXX mortgage history via mortgage statement for subject property
XXXXXXXXX	XXXXXX	438035560	Compliance	Compliance	Resolved	Resolved	MZTGSNA1T2C-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) The increase to the Appraisal fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		XX/XX/XXXX Documentation received for the refund on the appraisal fee increase.	XX/XX/XXXX Cleared. Documentation received for the refund on the appraisal fee increase for $XXX; LOE, PCCD, copy of the refund, and proof of delivery (email with UPS tracking number XXXXXXXX.	XX/XX/XXXX Cleared. Documentation received for the refund on the appraisal fee increase for $XXX; LOE, PCCD, copy of the refund, and proof of delivery (email with UPS tracking number XXXXXXXX.
XXXXXXXXX	XXXXXX	438035560	Compliance	Compliance	Waived	Waived	MZTGSNA1T2C-218OB3NA	Missing TRID Reimbursement Documentation (for requ	* Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) (Lvl W)	This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than XXX calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX days from discovery.		XXXXXXXX Waived Findings	Client Wavier Applied	Client Wavier Applied
XXXXXXXXX	XXXXXX	438035561	Credit	Doc Issue	Resolved	Resolved	PE1GZ45EMRZ-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	Missing XXX month rental history per guidelines.			XX/XX/XXXX:resolved . seller provided a rent free letter. Applicant lived there since XX/XX/XXXX	XX/XX/XXXX:resolved . seller provided a rent free letter. Applicant lived there since XX/XX/XXXX
XXXXXXXXX	XXXXXX	438035562	Compliance	Compliance	Resolved	Resolved	EWG4SK2YOCB-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( XXX CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.		CD dated XX/XX/XXXX with esign	XX/XX/XXXX Cleared. The CD dated XX/XX/XXXX resolved the delivery date fail.	XX/XX/XXXX Cleared. The CD dated XX/XX/XXXX resolved the delivery date fail.
XXXXXXXXX	XXXXXX	438035565	Credit	Credit Worthiness	Resolved	Resolved	3FG5TWVRPHM-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	Missing verification of rent for the prior XXX months to closing per lender guidelines			XX/XX/XXXX: resolved seller provided XXX months bank statements for mortgage payment history	XX/XX/XXXX: resolved seller provided XXX months bank statements for mortgage payment history
XXXXXXXXX	XXXXXX	438035566	Credit	Assets Insufficient	Resolved	Resolved	2KFFQNAHAXA-ANWMID6Q	Cash reserves less than required by guidelines	* Cash reserves less than required by guidelines (Lvl R)	Per guidelines loan requires XXX months PITI and X month for any additional NOO for a total of $XXX, file has reserves of $XXX. , used XX% on retirements assets and only the cash value of the life insurance.	Length of Time at Residence - borrower has been at the same residence prior to purXXXXXXXXfor XX years.

											Length of Time at Employment - Borrower has been with the same employer state of XX for XX years.		XX/XX/XXXX: Resolved. Received Assets for XXXXXXXX union for reserves	XX/XX/XXXX: Resolved. Received Assets for XXXXXXXX union for reserves
XXXXXXXXX	XXXXXX	438035567	Compliance	Compliance	Resolved	Resolved	JJGP1X1VNKT-ZXW1VRQZ	TRID- Initial CD delivery date test fail	* TRID- Initial CD delivery date test fail (Lvl R)	This loan failed the initial closing disclosure delivery date test ( XXX CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer XXX business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.	COC dated XX/XX/XXXX	XX/XX/XXXX Remains. Although the CD dated XX/XX/XXXX1 resolved the initial CD delivery date test, the loan is now failing the tolerance test. This loan failed the lender credits that cannot decrease test. ( XXX CFR §1026.19(e)(XXX)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared. The COC dated XX/XX/XXXX resolved the tolerance fail.	XX/XX/XXXX Remains. Although the CD dated XX/XX/XXXX1 resolved the initial CD delivery date test, the loan is now failing the tolerance test. This loan failed the lender credits that cannot decrease test. ( XXX CFR §1026.19(e)(XXX)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

														XX/XX/XXXX Cleared. The COC dated XX/XX/XXXX resolved the tolerance fail.
XXXXXXXXX	XXXXXX	438035568	Credit	Other Disclosures	Resolved	Resolved	YEKMFCYAAU3-J67UPU9C	Final Application is missing	* Final Application is missing (Lvl R)	The final executed loan application is missing from the file.		XX/XX/XXXX: The Lender provided the executed Final 100XXX.	XX/XX/XXXX: Resolved.	XX/XX/XXXX: Resolved.
XXXXXXXXX	XXXXXX	438035570	Credit	Credit Worthiness	Resolved	Resolved	51VUHQYIEMS-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	Missing verification of rental history for the most recent XXX months as required by program guidelines.	XX/XX/XXXX If the borrower demonstrates a mortgage payment history, the requirement to verify current rental payment history can be waived.	XX/XX/XXXX Remains. Received statement from the lender states the borrower does not own the current residence. verification of rental history for the most recent XXX months needed per guidelines

XX/XX/XXXX Finding resolved	XX/XX/XXXX Remains. Received statement from the lender states the borrower does not own the current residence. verification of rental history for the most recent XXX months needed per guidelines

														XX/XX/XXXX Finding resolved
XXXXXXXXX	XXXXXX	438035572	Credit	Credit	Resolved	Resolved	1WYPC0IIMJR-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	Per the guidelines, in addition to the XXX months consecutive personal bank statements, the borrowers are to provide XXX months of business statements to verify that income is coming from applicant’s business. There are no business bank statements in the file.			XX/XX/XXXX: Resolved. Received statement stating that the icome doc type had been updated to Business/Commingled and the lender would be using an expense factor for both borrowers.	XX/XX/XXXX: Resolved. Received statement stating that the icome doc type had been updated to Business/Commingled and the lender would be using an expense factor for both borrowers.
XXXXXXXXX	XXXXXX	438035573	Credit	Doc Issue	Resolved	Resolved	IFSW2QC40CJ-084LDYCE	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	A fully completed and signed VORs from a professional management company or the most recent XXX months’ consecutive canceled checks (front and back) along with a copy of the lease were not provided.	XX/XX/XXXX Bank acct from XXXX#XXXX reflects XX months of the borrower paying $XXX a month when actual rent at that time was $XXX additionally XXX months of XXXXXXXXand XXXXXXXX#XXXX accounts provided showing most recent rental amount of $XXX	XX/XX/XXXX: Remains. Received bank statements for VOR. verified XX/XX/XXXX rent. XXX months received where there is a $XXXcheck marked XX/XX/XXXXs rent" but no image of the check and the rent is $XXX not $XXX. additional documentation needed for other XX/XX/XXXX
XX/XX/XXXX: Remains. Received leases and bank statements showing rents paid. Rents paid for XXXXXXXX from XX/XX/XXXX toXX/XX/XXXX. XX/XX/XXXX to XX/XX/XXXX rents missing from file.
XX/XX/XXXX: Remains. Received same info above
XX/XX/XXXX: Remains. Received same info above
XX/XX/XXXX Finding resolved

XX/XX/XXXX: Remains. Received bank statements for VOR. verified XX/XX/XXXX rent. XXX months received where there is a $XXXcheck marked XX/XX/XXXXs rent" but no image of the check and the rent is $XXX not $XXX. additional documentation needed for other XX/XX/XXXX
XX/XX/XXXX: Remains. Received leases and bank statements showing rents paid. Rents paid for XXXXXXXX from XX/XX/XXXX toXX/XX/XXXX. XX/XX/XXXX to XX/XX/XXXX rents missing from file.
XX/XX/XXXX: Remains. Received same info above
XX/XX/XXXX: Remains. Received same info above
XX/XX/XXXX Finding resolved

XXXXXXXXX	XXXXXX	438035574	Compliance	Compliance	Resolved	Resolved	3J5OXGDHMJJ-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Discount Points, Broker Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).		XX/XX/XXXXReceived COCs	XX/XX/XXXXCleared. Received COC to justify the points and mortgage broker fee increases.	XX/XX/XXXXCleared. Received COC to justify the points and mortgage broker fee increases.
XXXXXXXXX	XXXXXX	438035578	Credit	Insurance	Resolved	Resolved	KHMMII52KHZ-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline 14.1: Hazard Insurance (pg. XXX) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.		The lender provided the agency rating.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXXXXXXX	XXXXXX	438035579	Valuation	Doc Issue	Resolved	Resolved	TEQ4ALGLHOL-SWGGJEY3	Missing flood cert	* Missing flood cert (Lvl R)	Missing flood certification from the loan file.			XX/XX/XXXX: Resolved. Received flood cert for subject property	XX/XX/XXXX: Resolved. Received flood cert for subject property
XXXXXXXXX	XXXXXX	438035580	Credit	Doc Issue	Resolved	Resolved	2TB0FIAT3I0-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The file does not include a signed copy of the final settlement statement for the subject transaction. A copy of the required documentation must be obtained and uploaded to the file.			XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXXXX	XXXXXX	438035580	Credit	Doc Issue	Resolved	Resolved	2TB0FIAT3I0-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The file does not include a copy of the final settlement statement for the subject transaction. A copy of the required documentation must be obtained and uploaded to the file.			XX/XX/XXXX: Cleared, documentation provided.	XX/XX/XXXX: Cleared, documentation provided.
XXXXXXXXX	XXXXXX	438035582	Credit	Credit Worthiness	Resolved	Resolved	SQCUOJCWVT5-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	Lender requires a twelve month rental history. History to meet lender guides is not in file.			XX/XX/XXXX: Resolved. Received VOR forXXXXXXXX with a history of rent from XXXX TO XXXX	XX/XX/XXXX: Resolved. Received VOR forXXXXXXXX with a history of rent from XXXX TO XXXX
XXXXXXXXX	XXXXXX	438035583	Credit	Credit	Resolved	Resolved	CNZOAUVWZZW-HZ5671LK	Missing Doc	* Missing Doc (Lvl R)	The original application reflects child support payments of $XXX used as liability. Guidelines require child support documented with either the divorce decree, separation agreement, court order, or notarized agreement signed by all parties and their attorneys.			XX/XX/XXXX: Resolved. Received signed final divorce decree that lists child support for the borrower at $XXX.	XX/XX/XXXX: Resolved. Received signed final divorce decree that lists child support for the borrower at $XXX.
XXXXXXXXX	XXXXXX	438035583	Credit	Credit Worthiness	Resolved	Resolved	CNZOAUVWZZW-P6P8CVNF	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)	Missing verification of rental history in the file.			XX/XX/XXXX: Resolved. Received VOR for primary residence located at XXXXXXXX.	XX/XX/XXXX: Resolved. Received VOR for primary residence located at XXXXXXXX.
XXXXXXXXX	XXXXXX	438035584	Compliance	Disclosures	Resolved	Resolved	GDJ0WJ5U5A2-OMJP9SOP	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.		XX/XX/XXXX: Received IEADS	XX/XX/XXXX: Cleared. Received IEADS.	XX/XX/XXXX: Cleared. Received IEADS.
XXXXXXXXX	XXXXXX	438035584	Credit	Doc Issue	Resolved	Resolved	GDJ0WJ5U5A2-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	Final 100XXX is missing from the file.			XX/XX/XXXX Resolved. Received signed final 100XXX	XX/XX/XXXX Resolved. Received signed final 100XXX
XXXXXXXXX	XXXXXX	438035585	Credit	Doc Issue	Resolved	Resolved	CVRG3KCGY3Z-11COLQ63	Note is missing or unexecuted	* Note is missing or unexecuted (Lvl R)	A copy of the note for this transaction is not found in the file documents.		The lender provided the note.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXXXXXXX	XXXXXX	438035585	Credit	Doc Issue	Resolved	Resolved	CVRG3KCGY3Z-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The mortgage instrument is not found in the file documents.		The lender provided mortgage and all riders.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXXXXXXX	XXXXXX	438035585	Credit	Doc Issue	Resolved	Resolved	CVRG3KCGY3Z-CRMIJMUN	Prepayment Rider Missing	* Prepayment Rider Missing (Lvl R)	The prepayment addendum to the note for this transaction is not found in the file documents.			XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXXXXXXX	XXXXXX	438035585	Credit	Insurance	Resolved	Resolved	CVRG3KCGY3Z-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.	XXX representative credit score exceeds the minimum required credit score by XXX points.
$XXX reserves exceed the minimum required of $XXX; exceeds the minimum by XXX months over the required minimum.
DSCR ratio of XX% exceeds the minimum requirement of 1.0 by XX% points.
											0xXXX0 mortgage history for XXX months.	The lender provided required rating.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXXXXXXX	XXXXXX	438035585	Credit	Doc Issue	Resolved	Resolved	CVRG3KCGY3Z-S0H46YO7	Missing required 1-4 family rider	* Missing required 1-4 family rider (Lvl R)	The 1-4 family rider for the subject mortgage instrument is not found in the file documents.			XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXXXXXXX	XXXXXX	438035585	Credit	Doc Issue	Resolved	Resolved	CVRG3KCGY3Z-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	A copy of the final signed settlement statement for this transaction is not found in the file documents.			XX/XX/XXXX: Resolved. Hud received.	XX/XX/XXXX: Resolved. Hud received.
XXXXXXXXX	XXXXXX	438035586	Credit	AUS	Resolved	Resolved	DFR3WB3PV3F-DL3LKV6A	AUS: File does not contain all AUS Reports run	* AUS: File does not contain all AUS Reports run (Lvl R)	There was no 1008 in file and the AUS was dated at time of application and does not reflect correct rate, P&I and updated credit report liabilities.			XX/XX/XXXX: Resolved. Received 1008 with correct PI, rate and DTI	XX/XX/XXXX: Resolved. Received 1008 with correct PI, rate and DTI
XXXXXXXXX	XXXXXX	438035588	Credit	Insurance	Resolved	Resolved	0KYTKRF4EXC-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.	XXXrepresentative credit score exceeds the minimum required credit score of XXX by XXX points.
$XXX reserves exceed the minimum required of $XXX; exceeds the minimum by XXX months over the required minimum.
											0xXXX0 mortgage history for XXX months.	The lender provided required rating.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXXXXXXX	XXXXXX	438035589	Credit	Insurance	Resolved	Resolved	OFDKCDANSIV-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.	XXX representative credit score exceeds the minimum required credit score of XXX by XX points.
$XXXcash back at closing/reserves exceed the minimum required of $XXX; exceeds the minimum by XXX months over the required minimum.
											0xXXX0 mortgage history for XXXmonths	The lender provided required rating.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXXXXXXX	XXXXXX	438035590	Compliance	Compliance	Resolved	Resolved	113RA41F54K-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) The increase to the following fee(s) on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Underwriting Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	XX/XX/XXXX Received detailed history with explanation on the reason for changes, screen shot of the COC change date of XX/XX/XXXX with reason for changes, pre-closing CDS, borrower signed CD XX/XX/XXXX, date filed started for XXXXXXXX, and the broker LE dated XX/XX/XXXX.	XX/XX/XXXXRemains. A copy of a snapshot dated XX/XX/XXXX for the rate lock does not address the increase in the underwriting fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared. Received detailed history with explanation on the reason for changes, screen shot of the COC change date of XX/XX/XXXX with reason for changes, pre-closing CDS, borrower signed CD XX/XX/XXXX, date filed started for XXXXXXXX, and the broker LE dated XX/XX/XXXX. The detailed history provided valid reason for increase to the underwriting fee which "the rate lock increased on XX/XX/XXXX which was disclosed within XXX business days. The date of the broker LE was XX/XX/XXXX and the date the file started was XX/XX/XXXX. File started prior to XXXXXXXX, LLC selected as the lender. Once file submitted to XXXXXXXX, we re-disclosed on the best information available, which was with our underwriting fee." This is sufficient to clear the finding.
XX/XX/XXXXRemains. A copy of a snapshot dated XX/XX/XXXX for the rate lock does not address the increase in the underwriting fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared. Received detailed history with explanation on the reason for changes, screen shot of the COC change date of XX/XX/XXXX with reason for changes, pre-closing CDS, borrower signed CD XX/XX/XXXX, date filed started for XXXXXXXX, and the broker LE dated XX/XX/XXXX. The detailed history provided valid reason for increase to the underwriting fee which "the rate lock increased on XX/XX/XXXX which was disclosed within XXX business days. The date of the broker LE was XX/XX/XXXX and the date the file started was XX/XX/XXXX. File started prior to XXXXXXXX, LLC selected as the lender. Once file submitted to XXXXXXXX, we re-disclosed on the best information available, which was with our underwriting fee." This is sufficient to clear the finding.

XXXXXXXXX	XXXXXX	438035590	Compliance	Compliance	Waived	Waived	113RA41F54K-1E29A8UN	TRID- SPL late	* TRID- SPL late (Lvl W)	The Service Provider List issued on XX/XX/XXXX was not disclosed within XXX days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under XX% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within XXX business days of application.	XX/XX/XXXX XXXXXXXX acknowledged and request waiver	XX/XX/XXXXRemains. The Service Provider List was provided as a snip it screen shot on excel sheet, and not able to see the date of the document. Please send in the Service Provider List full page document. Finding Remains. The Service Provider List issued on XX/XX/XXXX was not disclosed within XXX days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under XX% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within XXX business days of application.

XX/XX/XXXX Client Waiver Applied; Final Grade Remains EV 2/B

XX/XX/XXXXRemains. The Service Provider List was provided as a snip it screen shot on excel sheet, and not able to see the date of the document. Please send in the Service Provider List full page document. Finding Remains. The Service Provider List issued on XX/XX/XXXX was not disclosed within XXX days of the application date, XX/XX/XXXX. As a result, fees that the borrower could shop for were tested under XX% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within XXX business days of application.

XX/XX/XXXX Client Waiver Applied; Final Grade Remains EV 2/B

XXXXXXXXX	XXXXXX	438035593	Compliance	Compliance	Resolved	Resolved	4FLJPPT45HM-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) The increase to the Appraisal fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). "	XX/XX/XXXX Received LOX, shipping confirmation, reimbursement check copy and PCCD	XX/XX/XXXX Remains. Received COC stating "COC for Increasing Appraisal fee per UW". This is not a valid reason for the appraisal increase. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXXRemains. Received excel spreadsheet with fee details, and coc screenshots. The fee details shows the appraisal fee increased on XX/XX/XXXX with explanation "On XX/XX/XXXX a COC was requested and completed for an Appraisal fee increase. This was a Valid COC an no cure is due for the increased Appraisal fee, see COC screenshots." The coc screenshots shows the change date for XX/XX/XXXX and the reason "coc for increasing appraisal fee per UW." This is not a valid reason for the appraisal increase. Finding remains. This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) The increase to the Appraisal fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared. Received LOX, shipping confirmation, reimbursement check copy ($XXX) and XX/XX/XXXX PCCD. Condition cleared.

XX/XX/XXXX Remains. Received COC stating "COC for Increasing Appraisal fee per UW". This is not a valid reason for the appraisal increase. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXXRemains. Received excel spreadsheet with fee details, and coc screenshots. The fee details shows the appraisal fee increased on XX/XX/XXXX with explanation "On XX/XX/XXXX a COC was requested and completed for an Appraisal fee increase. This was a Valid COC an no cure is due for the increased Appraisal fee, see COC screenshots." The coc screenshots shows the change date for XX/XX/XXXX and the reason "coc for increasing appraisal fee per UW." This is not a valid reason for the appraisal increase. Finding remains. This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) The increase to the Appraisal fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

XX/XX/XXXX Cleared. Received LOX, shipping confirmation, reimbursement check copy ($XXX) and XX/XX/XXXX PCCD. Condition cleared.

XXXXXXXXX	XXXXXX	438035594	Credit	Insurance	Resolved	Resolved	PNZ2BXJ3UX4-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.	XXXrepresentative credit score exceeds the minimum required credit score of XXX by XXXpoints.
$XXX reserves exceed the minimum required of $XXXby $XXX; exceeds the minimum by XXX months over the required minimum XX/XX/XXXX.
DSCR ratio of XX%exceeds the minimum requirement of 1.0 by XX% points.
											0xXXX0 mortgage history for XXX months on 2 XXX mortgage loans.	The lender provided required rating.	XX/XX/XXXX finding resolved	XX/XX/XXXX finding resolved
XXXXXXXXX	XXXXXX	438035594	Credit	Credit	Waived	Waived	PNZ2BXJ3UX4-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl W)	The LTV for this transaction is XX% and the maximum allowed is XX%; a violation of guideline maximum LTV exists. Guideline 10.XXX: Exceptions (pg. 62) indicates, "If the approval of a loan constitutes a deviation from the Underwriting Guideline, the deviation will be classified as an exception. The loan included an approved exception.	XXXrepresentative credit score exceeds the minimum required credit score of XXX by XXXpoints.
$XXX reserves exceed the minimum required of $XXXby $XXX; exceeds the minimum by XXX months over the required minimum XX/XX/XXXX.
DSCR ratio of XX%exceeds the minimum requirement of 1.0 by XX% points.
											0xXXX0 mortgage history for XXX months on 2 XXX mortgage loans.	XX/XX/XXXX XXXXXXXX acknowledged and request waiver	XX/XX/XXXX Client Waiver Applied; Final Grade Remains EV 2/B	XX/XX/XXXX Client Waiver Applied; Final Grade Remains EV 2/B
XXXXXXXXX	XXXXXX	438035595	Credit	Insurance	Resolved	Resolved	QE1TYCQMWHT-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.	XX% LTV is below the maximum XX% LTV by XX%.
XXXrepresentative credit score exceeds the minimum required credit score of XXX by XXXpoints.
DSCR ratio of 1.XX%XXX exceeds the minimum requirement of 1.0 by XX%XXX points.
											0xXXX0 mortgage history for XXX + mos. (2 mtgs).	The lender provided Best rating of A.	XX/XX/XXXX finding resolved.	XX/XX/XXXX finding resolved.
XXXXXXXXX	XXXXXX	438035596	Credit	Doc Issue	Resolved	Resolved	3MYUTUNS31L-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The file does not include a copy of the signed, final settlement statement for the subject transaction.		The lender provided a copy of the Final Master settlement.	XX/XX/XXXX Finding resolved.	XX/XX/XXXX Finding resolved.
XXXXXXXXX	XXXXXX	438035596	Credit	Doc Issue	Resolved	Resolved	3MYUTUNS31L-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The file does not include a copy of the final settlement statement for the subject transaction.		The lender provided a copy of the Final Master settlement.	XX/XX/XXXX Finding resolved.	XX/XX/XXXX Finding resolved.
XXXXXXXXX	XXXXXX	438035596	Credit	Insurance	Resolved	Resolved	3MYUTUNS31L-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.	XXX representative credit score exceeds the minimum required credit score of XXX by XXX points.
$XXX reserves exceed the minimum required of $XXX; exceeds the minimum by XXX months over the required minimum.
											0xXXX0 mortgage history for XX/XX/XXXX for XXX property.	The lender provided Best rating of A++.	XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
XXXXXXXXX	XXXXXX	438035597	Credit	Credit	Resolved	Resolved	52T0FU3G5TO-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	Front underwrite does not include the previous mortgage for the property located at XXXXXXXX. No documentation in file to support the exclusion. Including the mortgage payment into the DTI exceed the XXX% DTI tolerance.	XXX months Reserves exceeds the minimum XXX months required by XXX months
Borrower has been employed at current job for XX years.
XXX Representative credit score exceeds the minimum required credit score of XXX by XX Points.	XX/XX/XXXX Lender provided a corrected 1008 with adjusted DTI	XX/XX/XXXX: Remains. Received 1008 that has the DTI at XX% and $XXX in total monthly debts which includes the mortgage but other documentation that shows accuracy at closing

XX/XX/XXXX: Finding resolved	XX/XX/XXXX: Remains. Received 1008 that has the DTI at XX% and $XXX in total monthly debts which includes the mortgage but other documentation that shows accuracy at closing

														XX/XX/XXXX: Finding resolved
XXXXXXXXX	XXXXXX	438035597	Credit	Credit	Resolved	Resolved	52T0FU3G5TO-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	Missing documentation to verify ownership amount for each borrower.			XX/XX/XXXX: Resolved. Received business entity details, XX secretary of state, and corp info for borrowers business only listing the 2 borrower's as owners	XX/XX/XXXX: Resolved. Received business entity details, XX secretary of state, and corp info for borrowers business only listing the 2 borrower's as owners
XXXXXXXXX	XXXXXX	438035598	Credit	Doc Issue	Resolved	Resolved	XUJSJUUK5K3-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The final settlement statement for the subject transaction is not found in the file.		XX/XX/XXXX: The Lender provided the executed Final HUD-1.	XX/XX/XXXX: Resolved.	XX/XX/XXXX: Resolved.
XXXXXXXXX	XXXXXX	438035598	Credit	Insurance	Resolved	Resolved	XUJSJUUK5K3-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline 14.1: Hazard Insurance (pg. XXX) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.	XX% LTV is below the maximum XX% LTV by XX%.
XXX representative credit score exceeds the minimum required credit score of XXX by XXX points.
$XXX reserves exceed the minimum required of $XXX; exceeds the minimum by XXX months over the required minimum.
											0xXXX0x mortgage history for XXX months.	XX/XX/XXXX: The Lender provided the AM Best Carrier Rating, Rated: A++.	XX/XX/XXXX: Resolved.	XX/XX/XXXX: Resolved.
XXXXXXXXX	XXXXXX	438035598	Credit	Credit	Resolved	Resolved	XUJSJUUK5K3-W8O59YIL	Final 1003 is Missing	* Final 1003 is Missing (Lvl R)	The final dated loan application is not in the file.		XX/XX/XXXX The Lender provided the executed Final HUD-1.	XX/XX/XXXX Resolved.	XX/XX/XXXX Resolved.
XXXXXXXXX	XXXXXX	438035598	Credit	Doc Issue	Resolved	Resolved	XUJSJUUK5K3-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The final, signed settlement statement for the subject transaction is not found in the file.		XX/XX/XXXX: The Lender provided the executed Final HUD-1.	XX/XX/XXXX: Resolved.	XX/XX/XXXX: Resolved.
XXXXXXXXX	XXXXXX	438035599	Compliance	Compliance	Resolved	Resolved	KZAX1OI3UJN-UIP82IFC	TRID - Zero tolerance violation	* TRID - Zero tolerance violation (Lvl R)	This loan failed the charges that cannot increase test. (XXX CFR §1026.19(e)(XXX)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points - Loan Discount Fee, 2nd Appraisal Fee, Appraisal re-Inspection Fee and Credit report fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). A partial reimbursement of $XXX was given at closing.		XX/XX/XXXX Detailed history spreadsheet received with reason for the increase in discount points.	XX/XX/XXXX Cleared. Detailed history spreadsheet received with reason for the increase in discount points. Based on the explanation provided "A COC was generated on XX/XX/XXXX Flipping The Compensation plan From Lender to Borrower paid & Rate lock extension this validated the increase in Discount points No cure due as a COC was completed within XXX business days XX/XX/XXXX. A Lender Cure was applied at funding for 2nd appraisal $XXX, credit report $XXX & 1004D $XXX increases= $XXX." COC with change date was provided in the original documents. This is valid to clear the finding.	XX/XX/XXXX Cleared. Detailed history spreadsheet received with reason for the increase in discount points. Based on the explanation provided "A COC was generated on XX/XX/XXXX Flipping The Compensation plan From Lender to Borrower paid & Rate lock extension this validated the increase in Discount points No cure due as a COC was completed within XXX business days XX/XX/XXXX. A Lender Cure was applied at funding for 2nd appraisal $XXX, credit report $XXX & 1004D $XXX increases= $XXX." COC with change date was provided in the original documents. This is valid to clear the finding.
XXXXXXXXX	XXXXXX	438035601	Credit	Doc Issue	Resolved	Resolved	X2Q32CQI3D5-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The file is missing the final HUD1 executed by the borrower or copy stamped certified by the settlement agent.		Client provided a copy of the stamped certified settlement statement.	XX/XX/XXXXFinding resolved	XX/XX/XXXXFinding resolved
XXXXXXXXX	XXXXXX	438035602	Credit	Credit	Resolved	Resolved	MDXPXW1E1KZ-W8O59YIL	Final 1003 is Missing	* Final 1003 is Missing (Lvl R)	Final and signed 100XXX is missing from file.			XX/XX/XXXX: Resolved. Received signed final 100XXX	XX/XX/XXXX: Resolved. Received signed final 100XXX
XXXXXXXXX	XXXXXX	438035603	Credit	Legal Docs	Resolved	Resolved	V44ZLONQRC5-M7LFC5UB	Guaranty	* Guaranty is Missing (Lvl R)	A Personal Guaranty must be executed by all borrowers when the loan is closed in the name of an entity. Loan file is missing a Personal Guaranty for XXXXXXXX.		XX/XX/XXXXThe Note was signed individually and as a member of XXXXXXXX, LLC. By signing the Note indivdually, that is the personal guaranty.	XX/XX/XXXX Finding remains. No guaranty provided. XX/XX/XXXXFinding remains. No guaranty provided. XX/XX/XXXXFinding resolved	XX/XX/XXXX Finding remains. No guaranty provided. XX/XX/XXXXFinding remains. No guaranty provided. XX/XX/XXXXFinding resolved
XXXXXXXXX	XXXXXX	438035603	Credit	Doc Issue	Resolved	Resolved	V44ZLONQRC5-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The loan file contains the brokers itemization and the HUD-1 addendum that is signed by the borrower on date of closing XX/XX/XXXX (page XXX79). The file is missing the complete final HUD1 with correct closing figures.		THe lender provided final signed Hud.	XX/XX/XXXX Finding resolved.	XX/XX/XXXX Finding resolved.
XXXXXXXXX	XXXXXX	438035603	Credit	Credit	Resolved	Resolved	V44ZLONQRC5-N82WOOQJ	Guidelines	* Missing Documentation (Lvl R)	The guidelines chapter XXX: Insurance (flood) requires evidence of payment of the premium to ensure required coverage. The loan file is missing evidence of receipt of payment and the final HUD is missing. The policy must also reflect the borrowers name and not the LLC as required on the lenders loan approval condition on page 4XXX.		The lender provided a copy of HOI policy showing it insured as Guarantor.	XX/XX/XXXX Finding remains. Proof policy in persons name and not LLC not provided. XXX.2XX%.2022: Finding resolved.	XX/XX/XXXX Finding remains. Proof policy in persons name and not LLC not provided. XXX.2XX%.2022: Finding resolved.
XXXXXXXXX	XXXXXX	438035603	Credit	Credit	Resolved	Resolved	V44ZLONQRC5-JE421Y2Y	Borrower(s) Hazard Insurance Requirements (Fail)	* Borrower(s) Hazard Insurance Requirements (Fail) (Lvl R)	The guidelines chapter XXX: Insurance requires evidence of payment of the premium paid in full at time of closing. The loan file is missing evidence of receipt of payment. The policy must also reflect the borrowers name and not the LLC as required on the lenders loan approval condition on page 4XXX.		The lender provided a copy of HOI policy showing it insured as Guarantor.	XX/XX/XXXX Finding remains. Proof policy in persons name and not LLC not provided. XXX.2XX%.2022: Finding resolved.	XX/XX/XXXX Finding remains. Proof policy in persons name and not LLC not provided. XXX.2XX%.2022: Finding resolved.
XXXXXXXXX	XXXXXX	438035604	Credit	Insurance	Resolved	Resolved	EMG5OFQCESG-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.	DSCR of XXXXXX exceeds the minimum requirement of 1.0 by XXXXXX points.	The client provided Best agency rating.	XX/XX/XXXXfinding resolved	XX/XX/XXXXfinding resolved
XXXXXXXXX	XXXXXX	438035605	Credit	Insurance	Resolved	Resolved	LGTYHVTAF1W-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline 14.1: Hazard Insurance (pg. XXX) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.	$XXXreserves exceed the minimum required of $XXX exceeds the minimum by.XXXmonths over the required minimum.	The lender provided Best rating of B++.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXXXXXXX	XXXXXX	438035605	Valuation	Value	Resolved	Resolved	LGTYHVTAF1W-BRMDUXYB	Value used by lender not supported	* Value used by lender not supported (Lvl R)	The file includes an appraisal transfer letter, which requires a CDA valuation be obtained, but no such valuation is found in the file. Guideline 9.XXX: Appraisal Requirements; Use of an Outside Appraisal (pg. XX%), indicates, "A CDA must be completed which supports the appraiser’s opinion of value for each transferred appraisal."	$XXXreserves exceed the minimum required of $XXX exceeds the minimum by XXXmonths over the required minimum.	THe lender provided a CDA.	XX/XX/XXXX Finding resolved.	XX/XX/XXXX Finding resolved.
XXXXXXXXX	XXXXXX	438035605	Credit	Doc Issue	Resolved	Resolved	LGTYHVTAF1W-BAXAUT3E	Amount of title insurance is less than mortgage am	* Amount of title insurance is less than mortgage amount (Lvl R)	The copy of the preliminary title report in the file does not include a sufficient amount of lender coverage for the subject transaction. Guideline 14.XXX Title Insurance (pg.77-78 ), Title Policy Requirements - indicates, "The amount of coverage must be equal to the face value of the loan amount;".		The lender provided corrected title policy.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXXXXXXX	XXXXXX	438035609	Credit	Insurance	Resolved	Resolved	HHDAFBQ3MKZ-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The file does not include a copy of the insurance carrier rating form, from one of the acceptable Insurer Rating agencies.	XX% LTV is below the maximum XX% LTV by XX%.
XXX representative credit score exceeds the minimum required credit score of XXX by XX points.
$XXX reserves exceed the minimum required of $XXX; exceeds the minimum by XXXmonths over the required minimum.
DSCR ratio of 1.XX%4 exceeds the minimum requirement of 0.00 by XXX points.
0xXXX0 Mortgage history for XX months.
												The lender provided Best agency rating.	XX/XX/XXXXFinding resolved.	XX/XX/XXXXFinding resolved.
XXXXXXXXX	XXXXXX	438035610	Credit	Doc Issue	Resolved	Resolved	CAKNB2K1IZQ-ZSOV6EYX	Not all borrowers signed HUD	* Not all borrowers signed HUD (Lvl R)	The final, signed settlement statement is not found in the file documents.		XX/XX/XXXX: The Lender provided the CTC stamped Final HUD-1.	XX/XX/XXXX: Resolved.	XX/XX/XXXX: Resolved.
XXXXXXXXX	XXXXXX	438035610	Credit	Insurance	Resolved	Resolved	CAKNB2K1IZQ-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline XXX.1: Hazard Insurance (pg. XX%) indicates, "XXXXXXXX will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in Demotech’s Hazard Insurance Financial Stability Ratings - Demotech, Inc.; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.	XXX representative credit score exceeds the minimum required credit score of XXX by XX points.
$XXX reserves exceed the minimum requirement of $XXX; exceeds the minimum by XXX months over the required minimum.
											0xXXX0 mortgage history for XX% months.	XX/XX/XXXX: The Lender provided the AM Best Carrier Rating, Rated: A+.	XX/XX/XXXX: Resolved.	XX/XX/XXXX: Resolved.
XXXXXXXXX	XXXXXX	438035610	Credit	Doc Issue	Resolved	Resolved	CAKNB2K1IZQ-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The final settlement statement is not found in the file documents.		XX/XX/XXXX: The Lender provided the CTC stamped Final HUD-1.	XX/XX/XXXX: Resolved.	XX/XX/XXXX: Resolved.
XXXXXXXXX	XXXXXX	438035610	Credit	Doc Issue	Resolved	Resolved	CAKNB2K1IZQ-OPN6CQBU	Application Missing	* Application Missing (Lvl R)	The final signed loan application is not found in the file documents.		XX/XX/XXXX: The Lender provided the executed Final 100XXX.	XX/XX/XXXX: Resolved.	XX/XX/XXXX: Resolved.
XXXXXXXXX	XXXXXX	438035612	Credit	Insurance	Resolved	Resolved	Q2OFP2D5LD5-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	A copy of the hazard insurance rating is not found in the file documents.	XX% LTV is below the maximum XX% by XX%.
XXX representative credit score exceeds the minimum required credit score of XXX by XX points.
$XXXcash back at closing (eligible for reserves) exceeds the minimum required of $XXX; exceeds the minimum by $XXXover the required minimum.
											0xXXX0 mortgage history for XX months.	The lender provided Best rating.	XX/XX/XXXX Finding resolved	XX/XX/XXXX Finding resolved
XXXXXXXXX	XXXXXX	438035612	Credit	Doc Issue	Resolved	Resolved	Q2OFP2D5LD5-E48OQEEZ	HUD-1 Closing Statement missing or unsigned	* HUD-1 Closing Statement missing or unsigned (Lvl R)	The file does not include a copy of the final signed settlement statement for the subject transaction.		The lender provided signed HUD.	XX/XX/XXXX: Finding resolved.	XX/XX/XXXX: Finding resolved.
XXXXXXXXX	XXXXXX	438035613	Credit	Credit	Resolved	Resolved	ZBIAQAZ3ON4-5ENZSYCH	DTI/Residual income outside of guidelines (ATR)	* DTI/Residual income outside of guidelines (ATR) (Lvl R)	Unable to validate the borrower's income. The final application in the file shows the borrower is the owner of XXXXXXXX Insurance. However the CPA letter verifies the borrower is the owner of XXXXXXXX, Inc. Business bank statements also show the name of XXXXXXXX, Inc, not XXXXXXXX Insurance which is stated on the application. Unable to calculate the DTI or verify the borrower's employment due to the conflicting information in the file.			XX/XX/XXXX Resolved. Received updated 100XXX that lists the borrower as the owner of XXXXXXXX, Inc DBA XXXXXXXX	XX/XX/XXXX Resolved. Received updated 100XXX that lists the borrower as the owner of XXXXXXXX, Inc DBA XXXXXXXX
XXXXXXXXX	XXXXXX	438035613	Credit	Doc Issue	Resolved	Resolved	ZBIAQAZ3ON4-UMCXIDRC	Missing Title evidence	* Missing Title evidence (Lvl R)	Missing evidence of title in the file.			XX/XX/XXXX Resolved. Received title policy for the subject property in the amount of $XXX	XX/XX/XXXX Resolved. Received title policy for the subject property in the amount of $XXX
XXXXXXXXX	XXXXXX	438035613	Credit	Income	Resolved	Resolved	ZBIAQAZ3ON4-7ZU2HIM5	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl R)	Unable to validate the borrower's income. The final application in the file shows the borrower is the owner of XXXXXXXX Insurance. However the CPA letter verifies the borrower is the owner of XXXXXXXX, Inc. Business bank statements also show the name of XXXXXXXX, Inc, not XXXXXXXX Insurance which is stated on the application. Unable to calculate the DTI or verify the borrower's employment due to the conflicting information in the file.			XX/XX/XXXX Resolved. Received updated 100XXX that lists the borrower as the owner of XXXXXXXX, Inc DBA XXXXXXXX	XX/XX/XXXX Resolved. Received updated 100XXX that lists the borrower as the owner of XXXXXXXX, Inc DBA XXXXXXXX
XXXXXXXXX	XXXXXX	438035613	Credit	Credit	Resolved	Resolved	ZBIAQAZ3ON4-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	Unable to validate the borrower's income. The final application in the file shows the borrower is the owner of XXXXXXXX Insurance. However the CPA letter verifies the borrower is the owner of XXXXXXXX, Inc. Business bank statements also show the name of XXXXXXXX, Inc, not XXXXXXXX Insurance which is stated on the application. Unable to calculate the DTI or verify the borrower's employment due to the conflicting information in the file.			XX/XX/XXXX Resolved. Received updated 100XXX that lists the borrower as the owner of XXXXXXXX, Inc DBA XXXXXXXX	XX/XX/XXXX Resolved. Received updated 100XXX that lists the borrower as the owner of XXXXXXXX, Inc DBA XXXXXXXX
XXXXXXXXX	XXXXXX	438035614	Credit	Other Disclosures	Resolved	Resolved	B02PGSQMZU1-J67UPU9C	Final Application is missing	* Final Application is missing (Lvl R)	The final signed application is missing.	XXXrepresentative credit score exceeds the minimum required credit score of XXX by XXX points.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by $XXX months over the required minimum.
DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.
											0xXXX0 mortgage history for XXXmonths.	Final application provided	XX/XX/XXXX: Resolved	XX/XX/XXXX: Resolved
XXXXXXXXX	XXXXXX	438035614	Credit	Insurance	Resolved	Resolved	B02PGSQMZU1-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	The hazard insurance rating agency certification is not found in the file.	XXXrepresentative credit score exceeds the minimum required credit score of XXX by XXX points.
$XXX reserves exceed the minimum required of $XXX exceeds the minimum by $XXX months over the required minimum.
DSCR ratio of XXX exceeds the minimum requirement of XXX by XXX points.
0xXXX0 mortgage history for XXXmonths.
												Rating provided	XX/XX/XXXX: Resolved	XX/XX/XXXX: Resolved
XXXXXXXXX	XXXXXX	438035687	Credit	Insurance	Resolved	Resolved	LBDHDNDMHKT-7V8G8MVK	HOI	* Hazard Insurance (Lvl R)	Guideline 14.1: Hazard Insurance (pg. XXX) indicates, XXXXXXXXg will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Bests Insurance Reports - A.M. Best Company; “A” or better rating in Demotes Hazard Insurance Financial Stability Ratings - Demo tech, Inc.; “BBB” - Standard and Poor Inc. The file does not include a copy of the hazard insurance rating certification.	XX% LTV is below the Maximum XX% LTV by XX%. DSCR ratio of XX% exceeds the minimum requirement of XXX by XXX points	XX/XX/XXXX HOI with XX FAIR Plan acceptable per investor.	XX/XX/XXXX - Client provided hazard insurance. The finding was for the rating from an approved agency of A or better. This is missing from the file and the condition provided. Exception remains.
XX/XX/XXXX Resolved	XX/XX/XXXX - Client provided hazard insurance. The finding was for the rating from an approved agency of A or better. This is missing from the file and the condition provided. Exception remains.
														XX/XX/XXXX Resolved
XXXXXXXXX	XXXXXX	438035687	Credit	Doc Issue	Resolved	Resolved	LBDHDNDMHKT-EXSOIS8W	Mortgage missing / unexecuted	* Mortgage missing / unexecuted (Lvl R)	The mortgage is not executed.		XXXXXXXX - XX/XX/XXXX - This was in the final legal package - pg 27 - DOT re-uploaded	XX/XX/XXXX Client responded: XXXXXXXX - XX/XX/XXXX - This was in the final legal package - pg 27 - DOT re-uploaded XX/XX/XXXX XXXXXXXXreviewed signed mortgage provided. Exception resolved	XX/XX/XXXX Client responded: XXXXXXXX - XX/XX/XXXX - This was in the final legal package - pg 27 - DOT re-uploaded XX/XX/XXXX XXXXXXXXreviewed signed mortgage provided. Exception resolved
XXXXXXXXX	XXXXXX	438035695	Credit	Credit	Resolved	Resolved	4HZJM4UZJRC-3V25W7T4	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	Missing XX/XX/XXXX Bank Statements for account ending in #XXXX to support XXX months business bank statements.			XX/XX/XXXX: Resolved. Received April business bank statement for income verification	XX/XX/XXXX: Resolved. Received April business bank statement for income verification
XXXXXXXXX	XXXXXX	438035697	Credit	Credit	Waived	Waived	O3NQL3EG1SI-VADECRA3	Borrower(s) LTV Requirement (Fail)	* Borrower(s) LTV Requirement (Fail) (Lvl W)	The guidelines, Investor Matrix allow a max LTV of XX% when the credit score is XXXXXXXX and the loan amount max is $XXX. The loan closed with a LTV of XX%., the borrower’s qualifying score is XX% and the loan amount is $XXX. The LTV exceeds the max allowed LTV.		XX/XX/XXXX XXXXXXXXprovided an Exception approval form for LTV exception	XX/XX/XXXX Exception waiver applied; EV 2/B	XX/XX/XXXX Exception waiver applied; EV 2/B
XXXXXXXXX	XXXXXX	438035697	Credit	Eligibility	Waived	Waived	O3NQL3EG1SI-N4AIS65E	Original LTV does not meet elig. requirement(s)	* Original LTV (OLTV) does not meet eligibility requirement(s) (Lvl W)	The guidelines, Investor Matrix allow a max LTV of XX% when the credit score is XXXXXXXX and the loan amount max is $XXX. The loan closed with a LTV of XX%., the borrower’s qualifying score is XX% and the loan amount is $XXX. The LTV exceeds the max allowed LTV.	$XXX reserves exceed the minimum required of $XXX exceeds the minimum by XXX months over the required minimum.	XX/XX/XXXX XXXXXXXXprovided an Exception approval form for LTV exception	XX/XX/XXXX Exception waiver applied; EV 2/B	XX/XX/XXXX Exception waiver applied; EV 2/B
XXXXXXXXX	XXXXXX	438035703	Compliance	Compliance	Resolved	Resolved	NP0RWKLFOGA-X23FZWUT	Disclosures	* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl R)	The CHARM Booklet is missing. The defect can be resolved by providing the missing disclosure.		XX/XX/XXXX: Received CHARM booklet	XX/XX/XXXX: Cleared. Received CHARM booklet	XX/XX/XXXX: Cleared. Received CHARM booklet